UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X
[17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—5.2%
Ally Auto Receivables Trust, 0.97%, 8/17/15	$886,390	$887,390
Ally Auto Receivables Trust, 0.99%, 11/16/15	1,155,598	1,158,526
Ally Auto Receivables Trust, 1.35%, 12/15/15	1,747,790	1,754,018
Bank of America Auto Trust, 1.94%, 6/15/17	983,468	986,169
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	451,267	453,060
Cabela’s Master Credit Card Trust, 0.78%, 6/17/19+(a)	1,000,000	1,006,242
CLI Funding LLC, 2.83%, 3/18/28(a)	950,000	917,256
Cronos Containers Program Ltd., 4.21%, 5/18/27(a)	866,667	878,501
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	977,500	1,049,707
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	487,952	486,386
Ford Credit Auto Owner Trust, 0.97%, 1/15/15	759	759
Global SC Finance SRL, 4.11%, 7/19/27(a)	883,333	897,986
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	845,982
Honda Auto Receivables Owner Trust, 0.46%, 12/15/14	487,321	487,454
Honda Auto Receivables Owner Trust, 0.88%, 9/21/15	858,572	860,343
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	1,000,000	1,010,585
Hyundai Auto Receivables Trust, 3.15%, 3/15/16	360,391	361,510
Nissan Auto Receivables Owner Trust, 0.54%, 10/15/14	287,737	287,763
Nissan Auto Receivables Owner Trust, 1.31%, 9/15/16	1,721,449	1,725,927
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	764,054
Trinity Rail Leasing LLC, 3.90%, 7/15/43(a)	996,276	996,276
Trip Rail Master Funding LLC, 2.68%, 7/15/41+(a)	741,130	760,805

TOTAL ASSET BACKED SECURITIES		18,576,699

COMMERCIAL MORTGAGE BACKED SECURITIES—4.4%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	991,512	1,038,091
Bear Stearns Commercial Mortgage Securities, 4.83%, 7/11/42	121,890	121,853
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	14,832	14,822
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,045,636

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.4%, continued
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	$2,000,000	$2,192,986
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,134,461
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	943,986
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	992,989
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	695,825	732,333
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	50,885	50,930
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	994,162	1,052,646
JPMorgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	299,593	304,788
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	2,188,842
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	262,856
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,055,756
Morgan Stanley Capital I, Inc., 5.01%, 1/14/42	39,738	39,878
Morgan Stanley Capital I, Inc., 5.99%, 8/12/41+	1,000,000	1,106,434
RBSCF Trust, 6.12%, 2/16/51+(a)	1,050,000	1,140,278
Wachovia Bank Commercial Mortgage Trust, 5.04%, 3/15/42	49,646	49,786

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		15,469,351

FOREIGN BONDS—0.9%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,152,106
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,026,970

TOTAL FOREIGN BONDS		3,179,076

MUNICIPAL BONDS—3.7%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	365,000	360,346
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	657,564
City of Indianapolis IN, 0.63%, 7/01/14	1,000,000	1,000,430
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,018,500

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.7%, continued
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	$1,000,000	$1,063,860
Findlay City School District, 6.25%, 12/01/37	270,000	269,730
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	522,245
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,123,770
Indianapolis Industry Multifamily Housing Rev., 0.50%, 7/01/14	1,500,000	1,500,180
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,622,430
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	1,015,260
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	495,000	487,847
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	345,000	345,273
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	990,000	1,125,303
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	861,560

TOTAL MUNICIPAL BONDS		12,974,298

CORPORATE BONDS—36.6%
ADVERTISING—0.3%
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,163,272

AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,121,446
Delphi Corp., 5.00%, 2/15/23	250,000	258,125
Delphi Corp., 6.13%, 5/15/21	150,000	163,875
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	502,500

		2,045,946

BROADCASTING & CABLE TV—0.3%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,132,170

BUILDING PRODUCTS—0.5%
Masco Corp., 6.13%, 10/03/16	500,000	553,125
Owens Corning, 4.20%, 12/15/22	960,000	936,522
Owens Corning, 6.50%, 12/01/16	163,000	181,934

		1,671,581

CAPITAL MARKETS—0.4%
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,262,867

CHEMICALS—0.3%
Methanex Corp., 6.00%, 8/15/15	250,000	268,461
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	914,342

		1,182,803

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
COMMERCIAL BANKS—1.0%
JPMorgan Chase Bank NA, 5.88%, 6/13/16	$700,000	$780,483
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	705,470
State Street Corp., 7.35%, 6/15/26	1,000,000	1,297,457
Wells Fargo & Co., 3.50%, 3/08/22	887,000	887,805

		3,671,215

COMMERCIAL SERVICES & SUPPLIES—0.4%
GATX Corp., 9.00%, 11/15/13	530,711	535,835
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,034,821

		1,570,656

COMPUTERS & PERIPHERALS—0.2%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	520,195

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,130,000

CONSUMER FINANCE—0.6%
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	534,261
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,085,069
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	507,775

		2,127,105

CONTAINERS & PACKAGING—0.2%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	520,239

DIVERSIFIED FINANCIAL SERVICES—2.7%
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,410,655
Citigroup, Inc., 4.45%, 1/10/17	500,000	541,384
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,149,979
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,095,834
General Electric Capital Corp.,
6.15%, 8/07/37	1,000,000	1,133,060
Goldman Sachs Group, Inc., 6.15%, 4/01/18	700,000	800,625
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	532,873
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,673,886
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,071,647

		9,409,943

ELECTRIC UTILITIES—3.0%
Consumers Energy Co., 6.70%, 9/15/19	750,000	928,300
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	552,458
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,869,114
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	898,553

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
ELECTRIC UTILITIES—3.0%, continued
Pennsylvania Electric Co., 5.20%, 4/01/20	$500,000	$540,931
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,317,295
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,069,826
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,266,155
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,193,329
TransAlta Corp., 4.75%, 1/15/15	500,000	522,237
TransAlta Corp., 6.65%, 5/15/18	500,000	571,399

		10,729,597

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	575,356

FOOD PRODUCTS—0.4%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,035,702
ConAgra Foods, Inc., 4.95%, 8/15/20(a)	500,000	527,722

		1,563,424

FOOD-RETAIL—0.2%
Koninklijke Ahold NV, 7.82%, 1/02/20	737,453	831,478

GAS UTILITIES—0.5%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	288,456
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,043,930
National Fuel Gas Co., 6.50%, 4/15/18	500,000	578,252

		1,910,638

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	587,093
Mallinckrodt International Finance SA, 3.50%, 4/15/18(a)	500,000	491,969
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	513,612
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	545,664

		2,138,338

HEALTH CARE PROVIDERS & SERVICES—0.5%
Howard Hughes Medical Institute, 3.50%, 9/01/23	750,000	748,247
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	517,844
McKesson Corp., 6.00%, 3/01/41	474,000	550,416

		1,816,507

HOME BUILDERS—0.1%
DR Horton, Inc., 3.63%, 2/15/18	500,000	492,500

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
HOTELS, RESTAURANTS & LEISURE—0.7%
Brinker International, Inc., 2.60%, 5/15/18	$500,000	$498,059
Darden Restaurants, Inc., 3.35%, 11/01/22	1,000,000	906,866
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	934,467

		2,339,392

HOUSEHOLD DURABLES—0.2%
Snap-On, Inc., 4.25%, 1/15/18	500,000	526,170

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	519,665

INDUSTRIAL CONGLOMERATES—0.7%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,647,890
Harsco Corp., 5.75%, 5/15/18	750,000	798,624

		2,446,514

INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,150,660

INSURANCE—0.9%
Markel Corp., 3.63%, 3/30/23	400,000	380,120
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	245,180
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	989,692
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	490,000
RLI Corp., 4.88%, 9/15/23	1,000,000	1,008,483

		3,113,475

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	795,937
GTE Corp., 6.84%, 4/15/18	1,000,000	1,166,711
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	526,301
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	564,469

		3,053,418

IT SERVICES—1.4%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	500,000	504,886
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	257,003
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	982,016
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,153,235
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,089,929
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,060,923

		5,047,992

MACHINERY—0.6%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19(a)	500,000	498,409
Kennametal, Inc., 2.65%, 11/01/19	955,000	922,609

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
MACHINERY—0.6%, continued
Pall Corp., 5.00%, 6/15/20	$500,000	$528,585

		1,949,603

MEDIA—0.1%
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	365,581

METALS & MINING—0.9%
Carpenter Technology Corp., 4.45%, 3/01/23	480,000	470,324
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	859,839
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	688,052
Teck Resources Ltd., 3.00%, 3/01/19	500,000	492,866
Xstrata Finance Canada Ltd., 3.60%, 1/15/17(a)	500,000	516,895

		3,027,976

MULTI-LINE INSURANCE—1.0%
American International Group, Inc., 3.80%, 3/22/17	1,000,000	1,063,511
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	821,003
Kemper Corp., 6.00%, 11/30/15	800,000	863,629
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	800,000	827,242

		3,575,385

MULTILINE RETAIL—0.8%
Dollar General Corp., 4.13%, 7/15/17	700,000	743,934
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	720,000	867,586
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,343,255

		2,954,775

MULTI-UTILITIES—0.2%
Puget Energy, Inc., 5.63%, 7/15/22	750,000	795,734

OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	556,318

OIL, GAS & CONSUMABLE FUELS—1.2%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,262,388
Continental Resources, Inc., 4.50%, 4/15/23	200,000	196,250
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	549,000
Merey Sweeny LP, 8.85%, 12/18/19(a)	607,740	697,266
Newfield Exploration Co., 7.13%, 5/15/18	500,000	520,000
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	556,878
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	517,000	548,020

		4,329,802

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	$702,000	$827,417
PH Glatfelter Co., 5.38%, 10/15/20	500,000	497,500

		1,324,917

PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18	500,000	490,944

PIPELINES—0.9%
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	540,078
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,048,795
Kern River Funding Corp., 6.68%, 7/31/16(a)	601,471	663,536
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,049,392

		3,301,801

PROPERTY & CASUALTY INSURANCE—1.0%
21st Century Insurance Group, 5.90%, 12/15/13	973,000	981,088
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	764,249
Progressive Corp., 6.70%, 6/15/37+	500,000	535,000
W.R.Berkley Corp., 4.63%, 3/15/22	250,000	258,436
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	813,443

		3,352,216

PUBLISHING—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	677,727

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,290,887
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	692,335
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	781,297
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	238,605
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,033,856
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	790,301
ProLogis LP, 6.13%, 12/01/16	1,000,000	1,130,519

		5,957,800

ROAD & RAIL—1.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,090,602
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	929,384	1,064,870
CSX Transportation, Inc., 8.38%, 10/15/14	398,572	427,595
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20(a)	500,000	476,674

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
ROAD & RAIL—1.2%, continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17(a)	$1,000,000	$1,046,711

		4,106,452

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	589,674
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,177,823
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	465,595

		2,233,092

SOFT DRINKS—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,137,638

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	507,942

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	396,043
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	520,000
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	983,835
Staples, Inc., 2.75%, 1/12/18	580,000	583,439

		2,483,317

SUPRANATIONAL—2.8%
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	505,430
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	999,315
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	2,004,112
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,232,996
International Finance Corp., 2.25%, 4/28/14	1,000,000	1,010,373
International Finance Facility for Immunisation, 0.46%, 7/05/16+(a)	2,000,000	2,000,612

		9,752,838

TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	166,429
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	517,285

		683,714

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Hanesbrands, Inc., 6.38%, 12/15/20	545,000	587,237

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	654,917	556,403

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.6%, continued
TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%, 2/15/14	$760,000	$777,419

TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,034,435

UTILITIES—1.7%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	284,495	278,881
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	101,578	99,603
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	924,067	979,241
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	137,658	138,164
LS Power Funding Corp., 8.08%, 12/30/16	350,460	378,617
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	630,111	636,345
Salton Sea Funding Corp., 7.48%, 11/30/18	674,683	699,244
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	488,802
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	759,033	788,507
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	449,393	475,069
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	862,556

		5,825,029

WATER UTILITIES—0.3%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,153,765

TOTAL CORPORATE BONDS		129,162,976

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,342,390
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	1,107,500	1,109,121
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,235,789

TOTAL CORPORATE NOTES		3,687,300

U.S. GOVERNMENT AGENCIES—43.0%
FEDERAL FARM CREDIT BANK — 0.6%
4.88%, 12/16/15	2,000,000	2,192,786

FEDERAL HOME LOAN BANK — 3.2%
3.38%, 6/12/20	1,000,000	1,063,293
5.00%, 11/17/17	2,000,000	2,304,280
5.50%, 7/15/36	6,570,000	7,763,053

		11,130,626

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—43.0%, continued
FEDERAL HOME LOAN MORTGAGE CORP. — 20.8%
1.25%, 10/02/19	$2,710,000	$ 2,589,364
1.38%, 5/01/20	3,000,000	2,855,202
2.36%, 5/01/34+	261,222	276,614
2.36%, 5/01/34+	139,432	147,648
2.38%, 1/13/22	1,710,000	1,664,336
2.50%, 10/01/27	1,746,202	1,759,475
3.00%, 11/01/32	1,884,243	1,885,592
3.00%, 11/01/32	2,822,859	2,824,880
3.00%, 5/01/43	2,964,122	2,887,599
3.50%, 10/01/41	1,551,435	1,575,795
3.50%, 2/01/42	2,235,124	2,270,212
3.50%, 6/01/42	2,462,640	2,501,385
3.50%, 6/01/42	2,467,888	2,506,727
3.50%, 8/01/42	2,743,981	2,787,158
3.75%, 3/27/19	3,020,000	3,323,271
4.00%, 11/01/24	1,486,140	1,572,876
4.00%, 10/01/25	612,809	648,859
4.00%, 10/01/41	1,578,016	1,650,100
4.00%, 2/01/42	934,993	977,681
4.50%, 6/01/18	258,849	273,573
4.50%, 10/01/35	763,064	813,017
4.50%, 6/01/39	1,077,093	1,145,209
4.50%, 7/01/39	1,209,226	1,286,870
4.50%, 11/01/39	1,211,858	1,288,939
4.50%, 9/01/40	1,606,389	1,710,568
4.50%, 5/01/41	3,078,227	3,279,692
4.88%, 6/13/18	6,200,000	7,128,320
5.00%, 4/01/19	182,584	193,448
5.00%, 12/01/21	343,961	371,530
5.00%, 7/01/35	337,849	363,514
5.00%, 3/01/38	1,298,878	1,398,486
5.00%, 6/01/39	1,854,362	1,997,678
5.00%, 9/01/41	1,730,137	1,892,580
5.50%, 7/18/16	3,500,000	3,964,376
5.50%, 4/01/22	211,716	228,770
5.50%, 11/01/33	135,805	148,438
5.50%, 3/01/36	198,313	214,455
5.50%, 6/01/36	320,948	347,559
5.50%, 12/01/36	320,808	346,920
6.00%, 9/01/17	166,736	177,168
6.00%, 4/01/27	447,909	489,654
6.00%, 6/01/36	267,791	294,464
6.00%, 8/01/37	186,821	203,319
6.25%, 7/15/32	5,000,000	6,515,660
7.00%, 2/01/30	159,588	179,595
7.00%, 3/01/31	137,277	163,254
7.50%, 7/01/30	298,993	361,230

		73,483,060

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 17.4%
1.13%, 4/27/17	2,000,000	2,006,892
1.63%, 10/26/15	3,600,000	3,688,042
1.82%, 2/01/34+	180,777	181,005
2.26%, 1/01/23	2,500,000	2,332,500
2.33%, 5/01/34+	193,634	205,042

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—43.0%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 17.4%, continued
2.40%, 6/01/33+	$80,889	$82,378
2.51%, 5/01/37+	359,402	379,945
3.00%, 12/01/32	2,835,062	2,837,091
3.00%, 6/01/42	2,972,531	2,906,483
3.00%, 8/01/42	2,687,507	2,627,793
3.00%, 8/01/42	2,721,594	2,661,122
3.50%, 7/01/20	855,209	907,372
3.50%, 10/01/25	564,076	595,577
3.50%, 2/01/41	1,851,845	1,886,510
4.00%, 3/01/26	1,881,960	1,997,552
4.00%, 12/01/40	2,003,560	2,104,211
4.00%, 1/01/41	1,445,148	1,516,354
4.00%, 10/01/41	1,317,540	1,382,695
4.00%, 11/01/41	1,200,912	1,260,420
4.00%, 12/01/41	1,667,663	1,750,389
4.38%, 10/15/15	4,700,000	5,076,470
4.50%, 9/01/40	1,044,310	1,115,909
4.50%, 10/01/40	1,101,537	1,176,844
5.00%, 4/15/15	5,500,000	5,897,463
5.00%, 2/13/17	1,800,000	2,040,545
5.00%, 7/01/18	174,057	185,276
5.00%, 9/01/18	279,000	296,240
5.00%, 4/01/25	339,881	369,686
5.00%, 7/01/25	273,625	296,582
5.00%, 10/01/25	349,770	380,122
5.00%, 10/01/35	473,384	513,605
5.50%, 6/01/22	301,803	326,772
5.50%, 11/01/25	107	118
5.50%, 2/01/34	193,831	211,843
5.50%, 1/01/35	342,773	373,731
5.50%, 10/01/35	545,120	594,387
5.50%, 6/01/36	137,450	149,542
5.50%, 11/01/36	323,644	352,136
5.63%, 7/15/37	6,000,000	7,300,656
6.00%, 10/01/33	119,245	131,992
6.00%, 11/01/34	431,967	477,858
6.00%, 10/01/35	255,632	282,946
6.00%, 6/01/36	203,293	222,819
7.00%, 7/01/15	1,079	1,082
7.00%, 11/01/19	18,753	20,374
7.00%, 11/01/19	29,091	31,150
8.50%, 9/01/26	102,745	117,814

		61,253,335

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.2%
1.63%, 1/20/34+	110,724	115,228
5.50%, 10/20/38	151,446	160,055
6.50%, 11/20/38	44,590	47,143
6.75%, 4/15/16	21,234	22,765
7.00%, 12/20/30	45,859	52,072
7.00%, 10/20/31	33,838	40,078
7.00%, 3/20/32	108,951	129,627

		566,968

OVERSEAS PRIVATE INVESTMENT CORP. — 0.3%
3.54%, 6/15/30	985,295	986,645

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—43.0%, continued
SMALL BUSINESS ADMINISTRATION — 0.1%
0.60%, 2/25/32+	$453,629	$450,452
1.00%, 9/25/18+	23,534	23,534

		473,986

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.4%
1.80%, 8/01/14	1,440,000	1,459,777

TOTAL U.S. GOVERNMENT AGENCIES		151,547,183

INVESTMENT COMPANY—1.1%
MUTUAL FUND—1.1%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	3,945,210

SHORT TERM INVESTMENT—3.3%
INVESTMENT COMPANY—3.3%
JPMorgan U.S. Government Money Market Fund, Premier Shares	11,602,610	11,602,610

TOTAL INVESTMENTS (Cost* $342,575,708)— 99.3%		$350,144,703
Other assets in excess of liabilities — 0.7%		2,384,808

NET ASSETS—100%		$352,529,511

+	Variable rate security. Rates presented are the rates in effect at September 30, 2013.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2013, these securities were valued at $34,082,319 or 9.7% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	1,340,000	12/2009
Everence Community Investment, Inc.	1.50%	1,107,500	12/2009
Everence Community Investment, Inc.	1.50%	1,227,500	12/2009

At September 30, 2013, these securities had an aggregate market value of $3,687,300, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

CIFG	—	CDC IXIS Financial Guaranty
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AUSTRALIA—5.7%
BANKS—0.2%
Commonwealth Bank of Australia	3,757	$249,584

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	177,863
CSL Ltd.- ADR	6,332	188,991

		366,854

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	20,694
Macquarie Group Ltd.- ADR	2,911	129,627

		150,321

CHEMICALS—0.2%
Orica Ltd.	19,480	364,548

COMMERCIAL BANKS—2.3%
Australia & New Zealand Banking Group Ltd.	7,223	207,406
Australia & New Zealand Banking Group Ltd.- ADR	36,061	1,030,984
Commonwealth Bank of Australia- ADR	613	40,838
National Australia Bank Ltd.	4,644	148,688
National Australia Bank Ltd.- ADR	28,593	920,409
Westpac Banking Corp.	5,173	157,951
Westpac Banking Corp.- ADR	43,855	1,345,033

		3,851,309

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	32,631
Amcor Ltd.- ADR	3,500	136,815

		169,446

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	40,092
Telstra Corp. Ltd.- ADR	10,910	253,003

		293,095

INSURANCE—0.4%
Suncorp Group Ltd.	46,152	562,732

METALS & MINING—1.4%
Alumina Ltd.- ADR (a)	41,858	158,642
BHP Billiton Ltd.- ADR	29,852	1,985,158
Newcrest Mining Ltd.- ADR	15,942	171,631

		2,315,431

OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	43,674	574,483
Woodside Petroleum Ltd.	2,722	97,283
Woodside Petroleum Ltd.- ADR	5,235	187,779

		859,545

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Shopping Centres Australasia
Property Group REIT	4,483	6,399
Westfield Group REIT	20,433	209,872

		216,271

		9,399,136

AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG	757	23,923
Erste Group Bank AG- ADR	12,078	191,799

		215,722

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Delhaize Group SA	1,156	$72,862
Delhaize Group SA- ADR	5,575	351,559

		424,421

BRAZIL—2.6%
BANKS—0.3%
Banco Bradesco SA- ADR	32,232	447,380

CHEMICALS—0.1%
Braskem SA- ADR (a)	7,600	121,220

COMMERCIAL BANKS—0.4%
Banco do Brasil SA- ADR	16,094	189,105
Itau Unibanco Holding SA- ADR	29,162	411,767

		600,872

ELECTRIC UTILITIES—0.2%
Cia Energetica de Minas Gerais- ADR	14,523	125,479
Cia Paranaense de Energia- ADR	9,827	137,185
CPFL Energia SA- ADR	2,265	39,071

		301,735

FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar- ADR	5,510	253,570

FOOD PRODUCTS—0.2%
BRF SA- ADR	16,910	414,803

METALS & MINING—0.6%
Cia Siderurgica Nacional SA- ADR	57,569	245,820
Gerdau SA- ADR	26,820	200,077
Vale SA- ADR	36,386	567,985

		1,013,882

OIL, GAS & CONSUMABLE FUELS—0.5%
Petroleo Brasileiro SA- ADR	35,699	552,978
Ultrapar Participacoes SA- ADR	10,512	258,490

		811,468

WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	268,621

		4,233,551

CANADA—7.1%
AUTO COMPONENTS—0.3%
Magna International, Inc.	5,715	471,830

CHEMICALS—0.6%
Agrium, Inc.	3,522	295,954
Methanex Corp.	7,953	407,750
Potash Corp of Saskatchewan, Inc.	10,495	328,283

		1,031,987

COMMERCIAL BANKS—2.0%
Bank of Montreal	7,625	509,502
Bank of Nova Scotia	12,310	705,486
Canadian Imperial Bank of Commerce	5,717	455,874
Royal Bank of Canada	13,414	861,313
Toronto-Dominion Bank	9,118	820,438

		3,352,613

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
CANADA—7.1%, continued
COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions Ltd.	790	$20,327

HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	8,185	474,730

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	18,054	233,980

INSURANCE—0.3%
Manulife Financial Corp.	17,556	290,727
Sun Life Financial, Inc.	9,109	291,215

		581,942

MATERIALS—0.0%**
Agnico Eagle Mines Ltd.	872	23,082

MEDIA—0.2%
Shaw Communications, Inc., Class B	14,403	334,726

METALS & MINING—0.5%
Barrick Gold Corp.	5,361	99,822
Eldorado Gold Corp.	6,382	42,823
Kinross Gold Corp.	9,733	49,152
Taseko Mines Ltd. (a)	32,865	67,045
Teck Resources Ltd., Class B	18,979	509,396

		768,238

OIL, GAS & CONSUMABLE FUELS—1.7%
Advantage Oil & Gas Ltd. (a)	18,950	72,578
Canadian Natural Resources Ltd.	15,131	475,719
Cenovus Energy, Inc.	12,145	362,528
Enbridge, Inc.	16,308	680,696
Encana Corp.	15,181	263,087
Penn West Petroleum Ltd.	14,713	163,756
Suncor Energy, Inc.	16,176	578,777
Talisman Energy, Inc.	19,045	219,017

		2,816,158

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	432,232

ROAD & RAIL—0.8%
Canadian National Railway Co.	6,105	618,864
Canadian Pacific Railway Ltd.	5,165	636,844

		1,255,708

		11,797,553

CHILE—0.7%
AIRLINES—0.3%
Latam Airlines Group SA- ADR	26,658	402,003

BEVERAGES—0.2%
Embotelladora Andina SA, Class B- ADR	10,056	330,440

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
CHILE—0.7%, continued
CHEMICALS—0.2%
Sociedad Quimica y Minera de Chile SA- ADR	9,712	$296,701

COMMERCIAL BANKS—0.0%**
Corpbanca- ADR	3,709	59,196

		1,088,340

CHINA—2.9%
AIRLINES—0.1%
China Eastern Airlines Corp. Ltd.- ADR (a)	2,802	46,009
China Southern Airlines Co. Ltd.- ADR	5,546	103,932

		149,941

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR (a)	4,694	176,354

COMMERCIAL BANKS—0.7%
China Construction Bank Corp.- ADR	68,758	1,055,435

COMPUTERS & PERIPHERALS—0.1%
Lenovo Group Ltd.- ADR	9,860	207,770

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	302,264

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
Huaneng Power International, Inc.- ADR	9,631	385,722

INSURANCE—0.5%
China Life Insurance Co. Ltd.- ADR	22,434	871,785

INTERNET SOFTWARE & SERVICES—0.7%
Tencent Holdings Ltd.- ADR	23,026	1,209,786

MULTI-LINE INSURANCE—0.1%
Ping An Insurance Group Co. of China Ltd.- ADR	8,987	133,367

ROAD & RAIL—0.2%
Guangshen Railway Co. Ltd.- ADR	8,797	233,121

		4,725,545

COLOMBIA—0.6%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	9,191	528,850

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	9,904	455,584

		984,434

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
DENMARK—0.7%
COMMERCIAL BANKS—0.1%
Danske Bank A/S (a)	3,457	$74,431
Danske Bank A/S- ADR (a)	6,614	70,968

		145,399

PHARMACEUTICALS—0.6%
Novo Nordisk A/S- ADR	5,702	964,893

		1,110,292

FINLAND—0.3%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR (a)	39,805	259,131

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	271,597

		530,728

FRANCE—6.7%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements Michelin- ADR	25,215	562,547
Cie Generale des Etablissements Michelin, Class B	1,074	119,099
Valeo SA- ADR	4,352	185,700

		867,346

CAPITAL GOODS—0.4%
Cie de Saint-Gobain	11,742	581,477

COMMERCIAL BANKS—0.9%
BNP Paribas SA- ADR	26,450	895,332
Credit Agricole SA (a)	5,199	57,330
Credit Agricole SA- ADR (a)	14,211	77,450
Societe Generale SA- ADR	40,240	399,583

		1,429,695

CONSTRUCTION & ENGINEERING—0.3%
Bouygues SA	956	34,887
Vinci SA- ADR	26,246	380,305

		415,192

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	29,953
Lafarge SA- ADR	6,876	119,161

		149,114

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	17,186	214,997
Vivendi SA	9,270	213,258

		428,255

ELECTRICAL EQUIPMENT—0.6%
Legrand SA	17,254	957,375

ENERGY EQUIPMENT & SERVICES—0.6%
CGG (a)	670	15,441
CGG- ADR (a)	12,914	297,668
Technip SA- ADR	21,292	627,049

		940,158

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	52,282
Carrefour SA- ADR	49,035	333,438

		385,720

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
FRANCE—6.7%, continued
FOOD PRODUCTS—0.6%
Danone SA- ADR	70,005	$1,052,875

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	484,305
Essilor International SA- ADR	952	51,294

		535,599

INSURANCE—0.3%
AXA SA- ADR	24,952	576,641

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	522,311

MULTI-UTILITIES—0.4%
GDF Suez	2,524	63,409
GDF Suez- ADR	17,681	445,208
Veolia Environnement SA	3,865	66,013
Veolia Environnement SA- ADR	8,771	150,159

		724,789

PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	65,606
L’Oreal SA- ADR	25,935	892,164

		957,770

SOFTWARE—0.3%
Dassault Systemes SA- ADR	3,582	477,302

		11,001,619

GERMANY—6.0%
AIR FREIGHT & LOGISTICS—0.2%
Deutsche Post AG	10,161	337,197

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR (a)	10,201	198,409

AUTOMOBILES—0.6%
Bayerische Motoren Werke AG- ADR	27,692	991,927

CAPITAL MARKETS—0.4%
Deutsche Bank AG	13,144	603,047

CHEMICALS—0.8%
BASF SE- ADR	13,580	1,303,680

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	217,421
Deutsche Boerse AG- ADR	15,060	112,950

		330,371

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG- ADR	26,454	386,228

HEALTH CARE PROVIDERS & SERVICES—0.3%
Fresenius Medical Care AG & Co. KGaA- ADR	17,810	576,688

INSURANCE—1.0%
Allianz SE- ADR	57,890	915,820

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
GERMANY—6.0%, continued
INSURANCE—1.0%, continued
Muenchener Rueckversicherungs AG- ADR	18,890	$369,677
Muenchener Rueckversicherungs Gesellschaft AG	1,682	328,695

		1,614,192

MULTI-UTILITIES—0.1%
RWE AG	2,125	72,272
RWE AG- ADR	5,585	189,153

		261,425

PHARMACEUTICALS—0.7%
Bayer AG- ADR	9,398	1,108,400

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	120,848

SOFTWARE—0.5%
SAP AG- ADR	12,252	905,668

TEXTILES, APPAREL & LUXURY GOODS—0.5%
Adidas AG	1,323	143,508
Adidas AG- ADR	9,964	540,049
Puma SE	285	85,652

		769,209

TRUCKING—0.3%
Deutsche Post AG- ADR	14,832	490,643

		9,997,932

HONG KONG—2.9%
COMMERCIAL BANKS—0.2%
BOC Hong Kong Holdings Ltd.	59,500	191,022
BOC Hong Kong Holdings Ltd.- ADR	1,754	112,624
Hang Seng Bank Ltd.	4,200	68,503

		372,149

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	374,459

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	41,230
Jardine Matheson Holdings Ltd.- ADR	3,618	198,990

		240,220

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Hang Lung Properties Ltd.	23,000	78,289
Hang Lung Properties Ltd.- ADR	289	4,950
Henderson Land Development Co. Ltd.	8,800	54,348
Sun Hung Kai Properties Ltd.	11,000	149,628
Sun Hung Kai Properties Ltd.- ADR	22,014	300,051
Swire Pacific Ltd., Series A	6,500	77,857
Swire Pacific Ltd., Series A- ADR	32,051	384,932
Swire Properties Ltd.	4,550	12,760
Wharf Holdings Ltd.	150,000	1,299,656

		2,362,471

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	4,003

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
HONG KONG—2.9%, continued
SPECIALTY RETAIL—0.0%**, continued
Esprit Holdings Ltd.- ADR	4,499	$14,487

		18,490

TELECOMMUNICATION SERVICES—0.7%
China Mobile Ltd.- ADR	20,527	1,158,339

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Li & Fung Ltd.	122,000	177,434
Li & Fung Ltd.- ADR	12,287	35,264

		212,698

		4,738,826

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR	11,582	79,916

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	28,808

		108,724

INDIA—1.5%
BANKS—0.2%
ICICI Bank Ltd.- ADR	10,195	310,744

COMMERCIAL BANKS—0.3%
HDFC Bank Ltd.- ADR	17,649	543,236

IT SERVICES—0.5%
Infosys Ltd.- ADR	7,688	369,870
Wipro Ltd.- ADR	42,991	441,087

		810,957

METALS & MINING—0.2%
Sesa Goa Ltd.- ADR (a)	33,541	378,007

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	409,871

		2,452,815

INDONESIA—0.5%
COMMERCIAL BANKS—0.2%
PT Bank Mandiri- ADR	53,391	360,923

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero Tbk PT- ADR	12,286	446,105

MACHINERY—0.0%**
United Tractors Tbk PT- ADR	3,369	96,589

		903,617

IRELAND—1.1%
BIOTECHNOLOGY—0.1%
Elan Corp. plc- ADR (a)	15,702	244,637

COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	60,803

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
IRELAND—1.1%, continued
COMMERCIAL SERVICES & SUPPLIES—0.5%, continued
Experian plc- ADR	37,268	$706,974

		767,777

CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	15,719	379,928

PHARMACEUTICALS—0.3%
Shire plc- ADR	3,634	435,680

		1,828,022

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	11,541	436,019

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	145,699

		581,718

ITALY—1.5%
BANKS—0.2%
UniCredit SpA	48,046	306,275

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	59,272	122,284
Intesa Sanpaolo SpA- ADR	5,976	74,700

		196,984

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	36,562

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	320,390

OIL, GAS & CONSUMABLE FUELS—0.5%
ENI SpA- ADR	18,297	842,211

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	8,604	452,312

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	281,881

		2,436,615

JAPAN—15.3%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	169,339
Bridgestone Corp.- ADR	4,051	297,060
Denso Corp.	5,900	274,907
Denso Corp.- ADR	6,048	141,705

		883,011

AUTOMOBILES—2.2%
Honda Motor Co. Ltd.- ADR	24,950	951,593
Nissan Motor Co. Ltd.- ADR	26,653	538,657
Toyota Motor Corp.- ADR	17,148	2,195,459

		3,685,709

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
JAPAN—15.3%, continued
BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	$18,587
Asahi Glass Co. Ltd.- ADR	21,219	131,558

		150,145

CAPITAL GOODS—0.2%
Makita Corp.	600	34,793
Makita Corp.- ADR	4,936	288,016

		322,809

CAPITAL MARKETS—0.7%
Daiwa Securities Group, Inc.	16,000	143,242
Daiwa Securities Group, Inc.- ADR	49,678	451,076
Nomura Holdings, Inc.- ADR	64,340	502,496

		1,096,814

CHEMICALS—0.4%
Nitto Denko Corp.	500	32,504
Nitto Denko Corp.- ADR	11,626	376,915
Shin-Etsu Chemical Co. Ltd.	2,500	152,602
Sumitomo Chemical Co. Ltd.	38,000	144,585
Toray Industries, Inc.	6,000	39,371

		745,977

COMMERCIAL BANKS—2.0%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,208,964
Mizuho Financial Group, Inc.- ADR	132,028	570,361
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,319,874
Sumitomo Mitsui Trust Holdings, Inc.	2,980	14,704
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	197,096

		3,310,999

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	528,003
Dai Nippon Printing Co. Ltd.- ADR	37	392

		528,395

COMPUTERS & PERIPHERALS—0.0%**
Seiko Epson Corp.	600	9,809
Seiko Epson Corp.- ADR	5,156	42,073

		51,882

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	324,126
Obayashi Corp.	55,000	327,891

		652,017

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	37,321
ORIX Corp.- ADR	5,614	459,338

		496,659

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.- ADR	10,320	268,939

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	12,600	172,538
Tohoku Electric Power Co., Inc. (a)	9,200	112,876

		285,414

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
JAPAN—15.3%, continued
ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	15,436	$326,471

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
FUJIFILM Holdings Corp.- ADR	11,626	279,489
Hoya Corp.	9,500	224,126
Hoya Corp.- ADR	1,734	41,217
Kyocera Corp.	2,800	148,411
Kyocera Corp.- ADR	1,581	168,677
Murata Manufacturing Co. Ltd.	500	38,100

		900,020

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	5,900	301,918

HOUSEHOLD DURABLES—0.8%
Panasonic Corp.	10,700	103,196
Panasonic Corp.- ADR	21,410	205,679
Sekisui House Ltd.	8,000	107,269
Sekisui House Ltd.- ADR	30,149	404,901
Sharp Corp. (a)	10,000	36,624
Sharp Corp.- ADR	17,095	62,397
Sony Corp.- ADR	18,382	395,581

		1,315,647

INSURANCE—0.5%
MS&AD Insurance Group Holdings- ADR	34,266	446,143
Tokio Marine Holdings, Inc.	2,000	65,212
Tokio Marine Holdings, Inc.- ADR	7,354	240,917

		752,272

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
KDDI Corp.- ADR	23,200	296,728

INTERNET & CATALOG RETAIL—0.2%
Rakuten, Inc.	18,400	277,980

IT SERVICES—0.0%**
Fujitsu Ltd. (a)	2,000	7,447
Fujitsu Ltd.- ADR	1,240	23,039

		30,486

MACHINERY—1.1%
FANUC Corp.	400	65,964
FANUC Corp.- ADR	22,452	620,798
Kubota Corp.- ADR	8,556	622,877
SMC Corp.	1,900	451,152

		1,760,791

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	45,703

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	182,939
Sumitomo Metal Mining Co. Ltd.	23,000	324,310

		507,249

OFFICE ELECTRONICS—0.3%
Canon, Inc.- ADR	14,801	473,632

PERSONAL PRODUCTS—0.3%
Kao Corp.- ADR	5,660	176,875

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
JAPAN—15.3%, continued
PERSONAL PRODUCTS—0.3%, continued
Shiseido Co. Ltd.	2,100	$37,686
Shiseido Co. Ltd.- ADR	15,035	269,728

		484,289

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	2,600	132,255
Astellas Pharma, Inc.- ADR	12,140	154,906
Daiichi Sankyo Co. Ltd.	4,600	83,207
Daiichi Sankyo Co. Ltd.- ADR	1,901	34,655
Takeda Pharmaceutical Co. Ltd.	2,700	127,316
Takeda Pharmaceutical Co. Ltd.- ADR	19,192	455,234

		987,573

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	1,547	291,656
Mitsubishi Estate Co. Ltd.	7,000	206,236
Mitsubishi Estate Co. Ltd.- ADR	8,499	252,845
Mitsui Fudosan Co. Ltd.	11,000	368,737
Sumitomo Realty & Development Co. Ltd.	6,000	284,145

		1,403,619

ROAD & RAIL—0.7%
Central Japan Railway Co.	500	63,991
East Japan Railway Co.	3,590	308,252
East Japan Railway Co.- ADR	29,226	417,932
Keikyu Corp.	44,000	415,402

		1,205,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Advantest Corp.- ADR	323	3,763
Rohm Co. Ltd.	700	28,699
Rohm Co. Ltd.- ADR	2,660	54,743

		87,205

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	167,746

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	7,834
TDK Corp.- ADR	826	32,536

		40,370

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	278,874

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	477,186

WIRELESS TELECOMMUNICATION SERVICES—0.4%
NTT DoCoMo, Inc.- ADR	10,400	168,688
Softbank Corp.	6,500	449,005
Softbank Corp.- ADR	2,656	92,562

		710,255

		25,310,361

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	3,893	278,466

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
MEXICO—1.2%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	3,164	$398,601

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR (a)	19,147	163,515

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	28,012	313,174

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	291,468

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	309,714

TRANSPORTATION INFRASTRUCTURE—0.1%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	230,840

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	12,573	249,071

		1,956,383

NETHERLANDS—4.3%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV (a)	748	3,235
PostNL NV- ADR (a)	1,681	7,195
TNT Express NV	667	6,089
TNT Express NV- ADR	1,514	13,762

		30,281

CHEMICALS—0.1%
Akzo Nobel NV- ADR	10,773	235,929

COMPUTERS & PERIPHERALS—0.1%
Gemalto NV	2,161	232,039

DIVERSIFIED FINANCIAL SERVICES—0.3%
ING Groep NV- ADR (a)	44,400	503,940

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	25,936	448,174

FOOD PRODUCTS—0.7%
Unilever NV - NY Registry Shares	30,310	1,143,293

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips NV	30,708	990,333

INSURANCE—0.2%
Aegon NV	35,051	259,377

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	359,178

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
NETHERLANDS—4.3%, continued
MEDIA—0.1%
Wolters Kluwer NV	954	$24,593
Wolters Kluwer NV- ADR	7,337	188,194

		212,787

OIL, GAS & CONSUMABLE FUELS—1.4%
Royal Dutch Shell plc, Class A- ADR	35,254	2,315,483

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV—NY Registry Shares	4,549	449,259

		7,180,073

NORWAY—0.7%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	299,695

METALS & MINING—0.0%**
Norsk Hydro ASA	13,975	57,938
Norsk Hydro ASA- ADR	13,201	55,180

		113,118

OIL, GAS & CONSUMABLE FUELS—0.5%
Statoil ASA- ADR	36,526	828,410

		1,241,223

PERU—0.0%**
METALS & MINING—0.0%**
Cia de Minas Buenaventura SAA- ADR	6,708	78,551

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%**
Portugal Telecom SGPS SA- ADR	26,158	116,926

ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	20,520	74,953
EDP - Energias de Portugal SA- ADR	1,231	44,969

		119,922

		236,848

RUSSIA—0.8%
MEDIA—0.2%
CTC Media, Inc.	28,039	294,690

WIRELESS TELECOMMUNICATION SERVICES—0.6%
Mobile Telesystems OJSC- ADR	47,756	1,063,048

		1,357,738

SINGAPORE—2.2%
BANKS—0.1%
DBS Group Holdings Ltd.	10,656	139,470

COMMERCIAL BANKS—1.3%
DBS Group Holdings Ltd.- ADR	18,371	963,559
United Overseas Bank Ltd.	24,187	398,506
United Overseas Bank Ltd.- ADR	22,014	733,286

		2,095,351

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SINGAPORE—2.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.	71,000	$211,096
Singapore Telecommunications Ltd.- ADR	6,886	206,304

		417,400

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.	11,721	97,352
Keppel Corp. Ltd.- ADR	49,775	830,247

		927,599

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	2,737	2,683

		3,582,503

SOUTH AFRICA—1.3%
COMMERCIAL BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	139,977

METALS & MINING—0.3%
AngloGold Ashanti Ltd.- ADR	5,538	73,545
Gold Fields Ltd.- ADR	29,917	136,721
Harmony Gold Mining Co. Ltd.- ADR	30,013	101,444
Impala Platinum Holdings Ltd.- ADR	15,171	185,086

		496,796

OIL, GAS & CONSUMABLE FUELS—0.6%
Sasol Ltd.- ADR	20,177	964,259

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	24,376	484,107

		2,085,139

SOUTH KOREA—2.9%
COMMERCIAL BANKS—1.6%
KB Financial Group, Inc.- ADR	34,232	1,198,805
Shinhan Financial Group Co. Ltd.- ADR	25,553	1,034,896
Woori Finance Holdings Co. Ltd.- ADR	11,480	394,912

		2,628,613

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp.- ADR	38,311	642,475

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR (a)	43,639	520,613

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SK Telecom Co. Ltd.- ADR	42,848	972,650

		4,764,351

SPAIN—2.2%
COMMERCIAL BANKS—1.0%
Banco Bilbao Vizcaya Argentaria SA- ADR	64,435	720,383
Banco Santander SA- ADR	116,415	951,111

		1,671,494

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SPAIN—2.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR (a)	32,722	$506,537

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	15,225	354,438

METALS & MINING—0.1%
Acerinox SA	16,589	190,087

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	17,252	426,297

RETAILING—0.3%
Inditex SA	3,528	543,628

		3,692,481

SWEDEN—2.6%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM Ericsson- ADR	48,767	651,039

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	714,325

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB, Class B	12,219	308,009

MACHINERY—1.2%
Alfa Laval AB	23,419	565,187
Atlas Copco AB- ADR	18,292	536,321
Atlas Copco AB, Class A	8,922	261,272
Sandvik AB	19,176	264,962
Sandvik AB- ADR	20,116	278,607

		1,906,349

RETAILING—0.1%
Hennes & Mauritz AB (H&M), Class B	3,195	138,753

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB- ADR	65,360	563,403

		4,281,878

SWITZERLAND—7.0%
CAPITAL MARKETS—1.2%
Credit Suisse Group AG- ADR (a)	19,562	597,619
Julius Baer Group Ltd. (a)	9,537	445,029
UBS AG (a)	46,462	953,400

		1,996,048

CHEMICALS—0.8%
Syngenta AG- ADR	15,780	1,282,914

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA	10,434	92,341

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	343,291

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SWITZERLAND—7.0%, continued
ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR (a)	52,187	$1,231,091

ENERGY EQUIPMENT & SERVICES—0.3%
Transocean Ltd.	9,839	437,835

INSURANCE—0.8%
Swiss Re AG (a)	3,294	272,451
Zurich Insurance Group AG- ADR (a)	38,640	992,662

		1,265,113

PHARMACEUTICALS—2.6%
Novartis AG- ADR	27,800	2,132,538
Roche Holding AG- ADR	33,260	2,246,048

		4,378,586

PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	2,237	159,300
Adecco SA- ADR	1,206	43,006

		202,306

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	555	28,724
Wolseley plc- ADR	65,158	340,125

		368,849

		11,598,374

TAIWAN—2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Chunghwa Telecom Co. Ltd.- ADR	17,713	559,376

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR (a)	61,761	225,428

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	485,404
Siliconware Precision Industries Co.- ADR	68,065	393,416
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,435,783
United Microelectronics Corp.- ADR	191,039	393,540

		2,708,143

		3,492,947

TURKEY—0.2%
COMMERCIAL BANKS—0.2%
Turkiye Garanti Bankasi AS- ADR	104,314	413,396

UNITED KINGDOM—13.2%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	5,352
Man Group plc- ADR	7,608	10,337

		15,689

COMMERCIAL BANKS—1.7%
Barclays plc- ADR	32,892	560,480
HSBC Holdings plc- ADR	35,841	1,944,732
Lloyds Banking Group plc- ADR (a)	66,031	317,609

		2,822,821

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
UNITED KINGDOM—13.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	$466,400

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	71,182
SSE plc- ADR	26,274	629,262

		700,444

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA	2,770	57,581
Subsea 7 SA- ADR	7,740	160,605

		218,186

FOOD & STAPLES RETAILING—0.5%
J Sainsbury plc	4,806	30,460
J Sainsbury plc- ADR	18,741	478,270
WM Morrison Supermarkets plc	23,333	105,767
WM Morrison Supermarkets plc- ADR	8,054	183,470

		797,967

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc	4,232	52,823
Smith & Nephew plc- ADR	6,874	429,075

		481,898

HOTELS, RESTAURANTS & LEISURE—0.8%
Carnival plc- ADR	7,766	263,345
Compass Group plc	2,388	32,861
Compass Group plc- ADR	50,014	685,717
InterContinental Hotels Group plc- ADR	12,377	361,532

		1,343,455

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	235,036
Reckitt Benckiser Group plc- ADR	49,075	720,912

		955,948

INSURANCE—0.7%
Aviva plc	30,794	197,814
Aviva plc- ADR	6,116	78,530
Prudential plc- ADR	23,333	871,021

		1,147,365

MATERIALS—0.0%**
Antofagasta plc	3,335	44,191

MEDIA—1.2%
British Sky Broadcasting Group plc	3,176	44,732
British Sky Broadcasting Group plc- ADR	6,005	340,484
Pearson plc- ADR	23,760	483,278
Reed Elsevier plc- ADR	7,992	430,849
WPP plc- ADR	6,767	696,595

		1,995,938

METALS & MINING—1.3%
Antofagasta plc- ADR	3,393	89,982
BHP Billiton plc	30,582	901,067
Rio Tinto plc- ADR	23,406	1,141,277

		2,132,326

MULTILINE RETAIL—0.2%
Marks & Spencer Group plc	10,719	86,175

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
UNITED KINGDOM—13.2%, continued
MULTILINE RETAIL—0.2%, continued
Marks & Spencer Group plc- ADR	17,019	$273,155

		359,330

MULTI-UTILITIES—0.8%
National Grid plc- ADR	16,304	962,751
United Utilities Group plc	2,386	26,691
United Utilities Group plc- ADR	12,883	289,610

		1,279,052

OIL, GAS & CONSUMABLE FUELS—1.5%
BG Group plc	6,208	118,642
BG Group plc- ADR	33,166	632,144
BP plc- ADR	35,960	1,511,399
Tullow Oil plc	7,926	131,393
Tullow Oil plc- ADR	15,976	133,080

		2,526,658

PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	15,840	822,571
GlaxoSmithKline plc- ADR	27,908	1,400,145

		2,222,716

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ARM Holdings plc- ADR	9,810	472,057

SOFTWARE—0.1%
Sage Group plc	33,781	180,361
Sage Group plc- ADR	2,320	49,625

		229,986

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	364,971

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Vodafone Group plc- ADR	36,035	1,267,711

		21,845,109

UNITED STATES—0.6%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp. (a)	3,636	167,074

MEDIA—0.1%
Thomson Reuters Corp.	5,573	195,111

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	21,356	187,719

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Office Properties, Inc.	24,368	464,698

		1,014,602

TOTAL COMMON STOCKS		162,970,033

RIGHT—0.0%**
UNITED KINGDOM—0.0%**
Barclays plc, expiring 10/1/13 (a)	8,223	38,648

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	$343,612
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	256,000	256,375
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	610,092

TOTAL CORPORATE NOTES		1,210,079

SHORT TERM INVESTMENT—0.7%
INVESTMENT COMPANY—0.7%
JPMorgan U.S. Government Money Market Fund, Premier Shares	1,212,547	1,212,547

TOTAL INVESTMENTS (Cost* $147,859,828)—100.1%		$165,431,307
Liabilities in excess of other assets — (0.1)%		(130,387)

NET ASSETS—100%		$165,300,920

+	Variable rate security. Rates presented are the rates in effect at September 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	343,000	3/2012
Everence Community Investment, Inc.	1.50%	256,000	3/2012
Everence Community Investment, Inc.	1.50%	606,000	3/2012

At September 30, 2013, these securities had an aggregate market value of $1,210,079, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%
AIR FREIGHT & LOGISTICS—1.6%
C. H. Robinson Worldwide, Inc.	2,912	$173,439
FedEx Corp.	6,486	740,117
United Parcel Service, Inc., Class B	8,064	736,808

		1,650,364

AIRLINES—0.1%
Southwest Airlines Co.	4,278	62,288

AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	13,721	569,422

AUTOMOBILES—1.1%
Ford Motor Co.	56,883	959,616
Harley-Davidson, Inc.	2,879	184,947

		1,144,563

BEVERAGES—0.7%
Coca-Cola Co.	6,260	237,129
Coca-Cola Enterprises, Inc.	4,031	162,087
PepsiCo, Inc.	3,589	285,325

		684,541

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	168,358

CAPITAL MARKETS—3.3%
Ameriprise Financial, Inc.	856	77,964
Bank of New York Mellon Corp.	7,654	231,074
BlackRock, Inc.	932	252,218
Charles Schwab Corp.	15,343	324,351
Goldman Sachs Group, Inc.	6,557	1,037,383
Invesco Ltd.	4,702	149,994
Morgan Stanley	22,811	614,756
Northern Trust Corp.	3,977	216,309
State Street Corp.	7,090	466,168

		3,370,217

CHEMICALS—2.7%
Air Products & Chemicals, Inc.	5,817	619,918
Ashland, Inc.	1,090	100,803
E.I. du Pont de Nemours & Co.	16,829	985,506
Ecolab, Inc.	1,616	159,596
LyondellBasell Industries NV, Class A	6,152	450,511
Praxair, Inc.	4,186	503,199

		2,819,533

COMMERCIAL BANKS—4.9%
BB&T Corp.	13,054	440,573
Comerica, Inc.	1,751	68,832
Fifth Third Bancorp	13,500	243,540
Huntington Bancshares, Inc.	18,304	151,191
KeyCorp	9,408	107,251
M&T Bank Corp.	1,286	143,929
PNC Financial Services Group, Inc.	7,721	559,386
SunTrust Banks, Inc.	6,766	219,354
U.S. Bancorp	3,577	130,847

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
COMMERCIAL BANKS—4.9%, continued
Wells Fargo & Co.	68,489	$2,829,965
Zions Bancorp	4,400	120,648

		5,015,516

COMMERCIAL SERVICES & SUPPLIES—1.3%
ADT Corp.(a)	2,396	97,421
Avery Dennison Corp.	1,696	73,810
Pitney Bowes, Inc.	9,012	163,928
Tyco International Ltd.	10,821	378,519
Waste Management, Inc.	14,226	586,680

		1,300,358

COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	45,705	1,070,411
Motorola Solutions, Inc.	4,585	272,257

		1,342,668

COMPUTERS & PERIPHERALS—1.4%
Dell, Inc.	22,704	312,634
EMC Corp.	7,201	184,057
Hewlett-Packard Co.	28,901	606,343
Western Digital Corp.	4,719	299,185

		1,402,219

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,422	73,674

CONSUMER FINANCE—0.9%
American Express Co.	2,394	180,795
Capital One Financial Corp.	9,400	646,156
SLM Corp.	5,903	146,985

		973,936

CONTAINERS & PACKAGING—0.4%
Ball Corp.	4,084	183,290
Owens-Illinois, Inc.(a)	8,345	250,517

		433,807

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	162,466

DIVERSIFIED FINANCIAL SERVICES—5.5%
Citigroup, Inc.	42,746	2,073,609
CME Group, Inc.	5,240	387,131
JPMorgan Chase & Co.	53,802	2,781,025
McGraw Hill Financial, Inc.	3,488	228,778
NYSE Euronext	3,488	146,426

		5,616,969

DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
AT&T, Inc.	83,108	2,810,712
CenturyLink, Inc.	10,818	339,469
Frontier Communications Corp.	32,028	133,557
Verizon Communications, Inc.	23,320	1,088,111

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%, continued
Windstream Holdings, Inc.	14,690	$117,520

		4,489,369

ELECTRIC UTILITIES—3.7%
Duke Energy Corp.	14,124	943,201
Edison International	5,917	272,537
FirstEnergy Corp.	7,565	275,744
NextEra Energy, Inc.	7,025	563,124
Pepco Holdings, Inc.	6,469	119,418
PPL Corp.	14,801	449,654
Southern Co.	22,371	921,238
Xcel Energy, Inc.	8,784	242,526

		3,787,442

ELECTRICAL EQUIPMENT—0.6%
Emerson Electric Co.	9,824	635,613

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
Corning, Inc.	35,156	512,926
Jabil Circuit, Inc.	8,685	188,291
TE Connectivity Ltd.	4,986	258,175

		959,392

ENERGY EQUIPMENT & SERVICES—1.6%
Cameron International Corp.(a)	4,198	245,037
Diamond Offshore Drilling, Inc.	2,733	170,321
Nabors Industries Ltd.	10,006	160,697
National Oilwell Varco, Inc.	8,766	684,712
Noble Corp.	5,821	219,859
Rowan Cos. plc, Class A(a)	5,585	205,081

		1,685,707

FOOD & STAPLES RETAILING—4.4%
CVS Caremark Corp.	21,213	1,203,838
Kroger Co.	7,732	311,909
Safeway, Inc.	3,137	100,352
Sysco Corp.	7,463	237,547
Walgreen Co.	13,836	744,377
Wal-Mart Stores, Inc.	26,700	1,974,732

		4,572,755

FOOD PRODUCTS—2.7%
Campbell Soup Co.	5,016	204,201
ConAgra Foods, Inc.	6,460	195,996
General Mills, Inc.	8,384	401,761
Hormel Foods Corp.	5,131	216,118
Kellogg Co.	3,959	232,512
Kraft Foods Group, Inc.	8,440	442,594
Mondelez International, Inc., Class A	34,482	1,083,425

		2,776,607

GAS UTILITIES—0.7%
AGL Resources, Inc.	7,240	333,257

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
GAS UTILITIES—0.7%, continued
ONEOK, Inc.	7,415	$395,368

		728,625

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Abbott Laboratories	14,056	466,518
Medtronic, Inc.	12,551	668,341

		1,134,859

HEALTH CARE PROVIDERS & SERVICES—3.8%
Aetna, Inc.	8,129	520,419
Cigna Corp.	4,505	346,254
Express Scripts Holding Co.(a)	6,457	398,914
Humana, Inc.	4,610	430,251
McKesson Corp.	3,714	476,506
UnitedHealth Group, Inc.	16,767	1,200,685
WellPoint, Inc.	6,945	580,671

		3,953,700

HOTELS, RESTAURANTS & LEISURE—1.7%
Carnival Corp.	8,393	273,947
Marriott International, Inc., Class A	2,660	111,880
McDonald’s Corp.	11,860	1,141,051
Starwood Hotels & Resorts Worldwide, Inc.	1,776	118,015
Wyndham Worldwide Corp.	1,251	76,273

		1,721,166

HOUSEHOLD DURABLES—0.4%
D.R. Horton, Inc.	2,964	57,591
Newell Rubbermaid, Inc.	3,207	88,192
Whirlpool Corp.	1,522	222,882

		368,665

HOUSEHOLD PRODUCTS—1.7%
Colgate-Palmolive Co.	4,598	272,661
Procter & Gamble Co.	18,888	1,427,744

		1,700,405

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
AES Corp.	11,874	157,805
NRG Energy, Inc.	6,736	184,095

		341,900

INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	10,655	1,272,314

INSURANCE—8.4%
ACE Ltd.	4,420	413,535
Allstate Corp.	8,739	441,756
American International Group, Inc.	21,717	1,056,098
Aon plc	2,267	168,756
Assurant, Inc.	1,304	70,546
Berkshire Hathaway, Inc., Class B(a)	27,382	3,108,131
Chubb Corp.	3,750	334,725
Cincinnati Financial Corp.	2,512	118,466

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
INSURANCE—8.4%, continued
Hartford Financial Services Group, Inc.	5,040	$156,845
Loews Corp.	3,484	162,842
Marsh & McLennan Cos., Inc.	5,930	258,252
MetLife, Inc.	18,363	862,143
Principal Financial Group, Inc.	5,342	228,744
Progressive Corp.	4,933	134,326
Prudential Financial, Inc.	5,128	399,881
Torchmark Corp.	3,408	246,569
Travelers Cos., Inc.	5,533	469,032

		8,630,647

INTERNET SOFTWARE & SERVICES—0.3%
eBay, Inc.(a)	1,488	83,016
Yahoo!, Inc.(a)	7,064	234,242

		317,258

IT SERVICES—2.2%
Accenture plc, Class A	4,238	312,086
Fidelity National Information Services, Inc.	3,862	179,351
International Business Machines Corp.	7,562	1,400,331
Paychex, Inc.	3,684	149,718
Western Union Co.	10,989	205,055

		2,246,541

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,444	317,365

MACHINERY—2.8%
Deere & Co.	6,647	540,999
Dover Corp.	3,483	312,878
Illinois Tool Works, Inc.	3,805	290,207
Ingersoll-Rand plc	5,365	348,403
PACCAR, Inc.	1,806	100,522
Parker Hannifin Corp.	5,297	575,890
Pentair Ltd.	3,600	233,784
Stanley Black & Decker, Inc.	2,540	230,048
Xylem, Inc.	10,598	296,002

		2,928,733

MEDIA—2.2%
CBS Corp., Class B	3,034	167,355
Comcast Corp., Class A	4,325	195,274
Interpublic Group of Cos., Inc.	9,086	156,097
Omnicom Group, Inc.	2,019	128,085
Time Warner Cable, Inc.	2,107	235,141
Time Warner, Inc.	2,922	192,297
Viacom, Inc., Class B	5,201	434,700
Walt Disney Co.	11,967	771,752

		2,280,701

METALS & MINING—0.7%
Allegheny Technologies, Inc.	5,013	152,997
Nucor Corp.	9,290	455,396

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
METALS & MINING—0.7%, continued
United States Steel Corp.	3,687	$75,915

		684,308

MULTILINE RETAIL—0.8%
Macy’s, Inc.	6,103	264,077
Target Corp.	9,466	605,634

		869,711

MULTI-UTILITIES—1.5%
CenterPoint Energy, Inc.	9,131	218,870
CMS Energy Corp.	1,886	49,639
Consolidated Edison, Inc.	7,731	426,287
DTE Energy Co.	3,270	215,755
NiSource, Inc.	4,934	152,411
SCANA Corp.	4,988	229,648
Sempra Energy	2,723	233,089

		1,525,699

OFFICE ELECTRONICS—0.2%
Xerox Corp.	15,601	160,534

OIL, GAS & CONSUMABLE FUELS—11.6%
Apache Corp.	9,988	850,378
BP plc, ADR	15,194	638,604
Chesapeake Energy Corp.	12,297	318,246
ConocoPhillips	33,337	2,317,255
Denbury Resources, Inc.(a)	5,539	101,973
Devon Energy Corp.	10,065	581,354
Energen Corp.	1,970	150,488
EQT Corp.	3,278	290,824
Hess Corp.	7,590	587,011
Kinder Morgan, Inc.	14,521	516,512
Marathon Oil Corp.	17,326	604,331
Marathon Petroleum Corp.	3,978	255,865
Murphy Oil Corp.	5,836	352,027
Noble Energy, Inc.	4,958	332,236
Phillips 66	11,344	655,910
QEP Resources, Inc.	6,218	172,176
Royal Dutch Shell plc, Class A, ADR	22,669	1,488,900
Southwestern Energy Co.(a)	6,594	239,890
Spectra Energy Corp.	27,629	945,741
Valero Energy Corp.	7,939	271,117
Williams Cos., Inc.	7,991	290,553

		11,961,391

PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	9,061	405,933

PERSONAL PRODUCTS—0.2%
Avon Products, Inc.	5,002	103,041
Estee Lauder Cos., Inc., Class A	1,570	109,743

		212,784

PHARMACEUTICALS—4.0%
AbbVie, Inc.	2,548	113,972
Bristol-Myers Squibb Co.	14,819	685,824
Eli Lilly & Co.	3,617	182,044

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
PHARMACEUTICALS—4.0%, continued
Forest Laboratories, Inc.(a)	7,575	$324,134
Hospira, Inc.(a)	5,733	224,848
Johnson & Johnson	26,241	2,274,832
Merck & Co., Inc.	6,121	291,421

		4,097,075

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
Equity Residential	1,651	88,444
HCP, Inc.	4,327	177,191
Host Hotels & Resorts, Inc.	12,568	222,076
Plum Creek Timber Co., Inc.	2,980	139,553
Prologis, Inc.	7,487	281,661
Simon Property Group, Inc.	2,569	380,803
Vornado Realty Trust	1,493	125,502
Weyerhaeuser Co.	3,419	97,886

		1,513,116

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	122,566

ROAD & RAIL—1.3%
CSX Corp.	25,206	648,803
Norfolk Southern Corp.	7,885	609,905
Ryder System, Inc.	1,959	116,952

		1,375,660

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Analog Devices, Inc.	6,343	298,438
Applied Materials, Inc.	15,187	266,380
Intel Corp.	10,648	244,052
NVIDIA Corp.	11,768	183,110

		991,980

SOFTWARE—2.7%
Adobe Systems, Inc.(a)	4,979	258,609
Autodesk, Inc.(a)	5,050	207,909
CA, Inc.	7,512	222,881
Microsoft Corp.	57,890	1,928,316
Oracle Corp.	3,482	115,498

		2,733,213

SPECIALTY RETAIL—0.5%
Home Depot, Inc.	1,892	143,508
Lowe’s Cos., Inc.	3,385	161,160
Murphy USA, Inc.(a)	1,459	58,929
Staples, Inc.	8,050	117,933

		481,530

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
WATER UTILITIES—0.2%
American Water Works Co., Inc.	4,456	$183,944

TOTAL COMMON STOCKS		100,960,107

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	175,000	175,312
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	192,500	192,782
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	758,500	763,622

TOTAL CORPORATE NOTES		1,131,716

SHORT TERM INVESTMENT—0.6%
INVESTMENT COMPANY—0.6%
JPMorgan U.S. Government Money Market Fund, Premier Shares	661,959	661,959

TOTAL INVESTMENTS (Cost* $80,547,263)—100.0%		$102,753,782
Other assets in excess of liabilities — 0.0%		4,991

NET ASSETS—100%		$102,758,773

+	Variable rate security. Rates presented are the rates in effect at September 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	175,000	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009
Everence Community Investment, Inc.	1.50%	758,500	12/2009

At September 30, 2013, these securities had an aggregate market value of $1,131,716, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%
AIR FREIGHT & LOGISTICS—1.3%
C. H. Robinson Worldwide, Inc.	2,296	$136,750
Expeditors International of Washington, Inc.	3,995	176,020
FedEx Corp.	4,034	460,320
United Parcel Service, Inc., Class B	11,861	1,083,739

		1,856,829

AUTO COMPONENTS—0.2%
Delphi Automotive plc	5,636	329,255

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	4,305	276,553

BEVERAGES—4.2%
Coca-Cola Co.	82,458	3,123,509
Monster Beverage Corp.(a)	2,421	126,497
PepsiCo, Inc.	35,036	2,785,362

		6,035,368

BIOTECHNOLOGY—5.2%
Alexion Pharmaceuticals, Inc.(a)	4,425	514,008
Amgen, Inc.	17,448	1,953,129
Biogen Idec, Inc.(a)	5,919	1,425,058
Celgene Corp.(a)	10,179	1,566,854
Gilead Sciences, Inc.(a)	31,272	1,965,133

		7,424,182

BUILDING PRODUCTS—0.2%
Masco Corp.	13,915	296,111

CAPITAL MARKETS—1.5%
BlackRock, Inc.	2,928	792,375
Franklin Resources, Inc.	11,949	604,022
Northern Trust Corp.	4,438	241,383
T. Rowe Price Group, Inc.	8,045	578,677

		2,216,457

CHEMICALS—3.5%
Air Products & Chemicals, Inc.	5,469	582,831
CF Industries Holdings, Inc.	1,787	376,753
E.I. du Pont de Nemours & Co.	20,034	1,173,191
Ecolab, Inc.	7,662	756,699
PPG Industries, Inc.	3,500	584,710
Praxair, Inc.	8,079	971,177
Sherwin-Williams Co.	1,830	333,389
Sigma-Aldrich Corp.	2,605	222,207

		5,000,957

COMMERCIAL BANKS—0.9%
U.S. Bancorp	36,760	1,344,681

COMMERCIAL SERVICES & SUPPLIES—0.1%
Stericycle, Inc.(a)	756	87,242

COMMUNICATIONS EQUIPMENT—2.4%
Cisco Systems, Inc.	33,559	785,952
F5 Networks, Inc.(a)	1,610	138,074

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%, continued
COMMUNICATIONS EQUIPMENT—2.4%, continued
Juniper Networks, Inc.(a)	8,505	$168,909
QUALCOMM, Inc.	34,615	2,331,666

		3,424,601

COMPUTERS & PERIPHERALS—6.5%
Apple, Inc.	17,072	8,139,076
EMC Corp.	30,983	791,926
NetApp, Inc.	6,524	278,053
SanDisk Corp.	1,648	98,072

		9,307,127

CONSUMER FINANCE—1.5%
American Express Co.	19,417	1,466,372
Discover Financial Services	14,497	732,678

		2,199,050

DIVERSIFIED FINANCIAL SERVICES—2.5%
Bank of America Corp.	204,841	2,826,806
IntercontinentalExchange, Inc.(a)	1,386	251,448
McGraw Hill Financial, Inc.	7,028	460,966

		3,539,220

DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
Verizon Communications, Inc.	32,513	1,517,057

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	165,931

ELECTRICAL EQUIPMENT—1.4%
Emerson Electric Co.	13,652	883,284
Rockwell Automation, Inc.	5,547	593,196
Roper Industries, Inc.	4,143	550,481

		2,026,961

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	392,549

ENERGY EQUIPMENT & SERVICES—0.9%
Cameron International Corp.(a)	4,337	253,151
Diamond Offshore Drilling, Inc.	5,939	370,119
Ensco plc, Class A	5,092	273,695
National Oilwell Varco, Inc.	2,119	165,515
Rowan Cos. plc, Class A(a)	6,620	243,086

		1,305,566

FOOD & STAPLES RETAILING—1.0%
Costco Wholesale Corp.	4,261	490,526
Walgreen Co.	5,591	300,796
Wal-Mart Stores, Inc.	2,244	165,966
Whole Foods Market, Inc.	7,412	433,602

		1,390,890

FOOD PRODUCTS—1.1%
Campbell Soup Co.	5,670	230,826
Hershey Co.	3,634	336,145

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%, continued
FOOD PRODUCTS—1.1%, continued
Kellogg Co.	4,846	$284,605
Kraft Foods Group, Inc.	2,781	145,836
Mead Johnson Nutrition Co.	2,219	164,783
Mondelez International, Inc., Class A	11,813	371,164

		1,533,359

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	263,522

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
Abbott Laboratories	29,064	964,634
Baxter International, Inc.	11,801	775,208
Covidien plc	8,857	539,746
Edwards Lifesciences Corp.(a)	2,620	182,431
Intuitive Surgical, Inc.(a)	891	335,257
Medtronic, Inc.	13,250	705,562
Stryker Corp.	5,228	353,360
Zimmer Holdings, Inc.	2,886	237,056

		4,093,254

HEALTH CARE PROVIDERS & SERVICES—0.7%
DaVita HealthCare Partners, Inc.(a)	4,292	244,215
Express Scripts Holding Co.(a)	10,041	620,333
UnitedHealth Group, Inc.	1,811	129,686

		994,234

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	432,697

HOTELS, RESTAURANTS & LEISURE—2.5%
Chipotle Mexican Grill, Inc.(a)	523	224,210
Marriott International, Inc., Class A	5,438	228,723
McDonald’s Corp.	9,061	871,759
Starbucks Corp.	15,692	1,207,813
Starwood Hotels & Resorts Worldwide, Inc.	6,087	404,481
Yum! Brands, Inc.	8,777	626,590

		3,563,576

HOUSEHOLD DURABLES—0.2%
Lennar Corp., Class A	5,428	192,151
Whirlpool Corp.	761	111,441

		303,592

HOUSEHOLD PRODUCTS—2.6%
Colgate-Palmolive Co.	11,452	679,104
Kimberly-Clark Corp.	8,229	775,336
Procter & Gamble Co.	30,036	2,270,421

		3,724,861

INDUSTRIAL CONGLOMERATES—1.1%
3M Co.	13,321	1,590,661

INSURANCE—1.2%
Aflac, Inc.	1,944	120,509
Aon plc	6,376	474,629
Berkshire Hathaway, Inc., Class B(a)	3,915	444,392

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%, continued
INSURANCE—1.2%, continued
Chubb Corp.	4,619	$412,292
Travelers Cos., Inc.	2,642	223,962

		1,675,784

INTERNET & CATALOG RETAIL—2.4%
Amazon.com, Inc.(a)	7,356	2,299,780
Expedia, Inc.	2,388	123,675
priceline.com, Inc.(a)	1,030	1,041,278

		3,464,733

INTERNET SOFTWARE & SERVICES—4.6%
Akamai Technologies, Inc.(a)	5,069	262,067
eBay, Inc.(a)	25,008	1,395,197
Google, Inc., Class A(a)	5,304	4,645,827
VeriSign, Inc.(a)	5,480	278,877

		6,581,968

IT SERVICES—6.1%
Accenture plc, Class A	9,914	730,067
Automatic Data Processing, Inc.	11,012	797,048
Cognizant Technology Solutions Corp., Class A(a)	5,990	491,899
Fiserv, Inc.(a)	2,700	272,835
International Business Machines Corp.	11,209	2,075,683
Mastercard, Inc., Class A	2,468	1,660,421
Paychex, Inc.	5,970	242,621
Teradata Corp.(a)	4,886	270,880
Visa, Inc., Class A	11,154	2,131,529

		8,672,983

LIFE SCIENCES TOOLS & SERVICES—0.9%
Agilent Technologies, Inc.	5,785	296,481
Life Technologies Corp.(a)	4,642	347,361
Thermo Fisher Scientific, Inc.	6,472	596,395

		1,240,237

MACHINERY—1.5%
Deere & Co.	10,463	851,584
Illinois Tool Works, Inc.	8,492	647,685
Ingersoll-Rand plc	4,358	283,008
Parker Hannifin Corp.	2,984	324,420

		2,106,697

MEDIA—6.8%
CBS Corp., Class B	13,368	737,379
Comcast Corp., Class A	55,918	2,524,698
DIRECTV(a)	13,620	813,795
Discovery Communications, Inc., Class A(a)	6,791	573,296
Gannett Co., Inc.	6,184	165,669
Omnicom Group, Inc.	3,764	238,788
Time Warner Cable, Inc.	7,517	838,897
Time Warner, Inc.	18,203	1,197,940
Viacom, Inc., Class B	10,061	840,898

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%, continued
MEDIA—6.8%, continued
Walt Disney Co.	27,439	$1,769,541

		9,700,901

MULTILINE RETAIL—0.3%
Dollar Tree, Inc.(a)	3,712	212,178
Target Corp.	2,531	161,933

		374,111

OIL, GAS & CONSUMABLE FUELS—5.1%
BP plc, ADR	12,947	544,162
Cabot Oil & Gas Corp.	6,764	252,433
ConocoPhillips	14,347	997,260
EOG Resources, Inc.	6,935	1,173,957
EQT Corp.	4,010	355,767
Hess Corp.	3,235	250,195
Kinder Morgan, Inc.	5,228	185,960
Marathon Oil Corp.	7,281	253,961
Murphy Oil Corp.	3,439	207,441
Noble Energy, Inc.	7,778	521,204
Phillips 66	1,334	77,132
Pioneer Natural Resources Co.	4,090	772,192
Range Resources Corp.	3,277	248,692
Royal Dutch Shell plc, Class A, ADR	6,416	421,403
Southwestern Energy Co.(a)	5,272	191,795
Spectra Energy Corp.	14,393	492,672
Williams Cos., Inc.	8,576	311,823

		7,258,049

PHARMACEUTICALS—7.4%
AbbVie, Inc.	29,064	1,300,033
Allergan, Inc./United States	6,228	563,322
Bristol-Myers Squibb Co.	25,888	1,198,097
Eli Lilly & Co.	18,250	918,522
Johnson & Johnson	36,198	3,138,005
Merck & Co., Inc.	60,126	2,862,599
Mylan, Inc.(a)	8,313	317,307
Perrigo Co.	1,848	228,006

		10,525,891

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	246,553

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.6%
American Tower Corp.	10,594	785,333
Public Storage	3,142	504,448
Simon Property Group, Inc.	5,204	771,389
Weyerhaeuser Co.	9,414	269,523

		2,330,693

ROAD & RAIL—0.4%
Kansas City Southern	2,586	282,805
Norfolk Southern Corp.	3,072	237,619

		520,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
Altera Corp.	5,948	221,028
Analog Devices, Inc.	5,281	248,471

	SHARES	FAIR VALUE
COMMON STOCKS—99.0%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%, continued
Broadcom Corp., Class A	11,602	$301,768
Intel Corp.	92,498	2,120,054
Texas Instruments, Inc.	18,499	744,955

		3,636,276

SOFTWARE—5.5%
Adobe Systems, Inc.(a)	5,512	286,293
Autodesk, Inc.(a)	4,626	190,452
Citrix Systems, Inc.(a)	3,452	243,746
Intuit, Inc.	6,883	456,412
Microsoft Corp.	88,591	2,950,966
Oracle Corp.	81,219	2,694,034
Red Hat, Inc.(a)	3,075	141,881
Salesforce.com, Inc.(a)	12,396	643,476
Symantec Corp.	10,288	254,628

		7,861,888

SPECIALTY RETAIL—3.9%
Bed Bath & Beyond, Inc.(a)	2,655	205,391
Gap, Inc.	7,686	309,592
Home Depot, Inc.	30,876	2,341,944
Lowe’s Cos., Inc.	24,141	1,149,353
Murphy USA, Inc.(a)	859	34,695
O’Reilly Automotive, Inc.(a)	1,963	250,459
Ross Stores, Inc.	4,571	332,769
TJX Cos., Inc.	16,661	939,514

		5,563,717

TEXTILES, APPAREL & LUXURY GOODS—1.4%
Coach, Inc.	6,796	370,586
Fossil Group, Inc.(a)	1,418	164,828
NIKE, Inc., Class B	12,530	910,179
Ralph Lauren Corp.	1,097	180,709
VF Corp.	1,774	353,115

		1,979,417

TRADING COMPANIES & DISTRIBUTORS—0.2%
Fastenal Co.	3,809	191,402
W.W. Grainger, Inc.	355	92,907

		284,309

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Crown Castle International Corp.(a)	7,430	542,613
Sprint Corp.(a)	16,291	101,167

		643,780

TOTAL COMMON STOCKS		141,304,754

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 11/30/13+ (b)	$ 135,000	$135,042
Everence Community Investment, Inc., 1.00%, 12/15/15+ (b)	453,000	453,808
Everence Community Investment, Inc., 1.50%, 11/30/13+ (b)	230,000	230,273
Everence Community Investment, Inc., 1.50%, 12/15/13+ (b)	166,000	166,243
Everence Community Investment, Inc., 1.50%, 12/15/14+ (b)	175,000	176,182

TOTAL CORPORATE NOTES		1,161,548

SHORT TERM INVESTMENT—0.2%
INVESTMENT COMPANY—0.2%
JPMorgan U.S. Government Money Market Fund, Premier Shares	215,691	215,691

TOTAL INVESTMENTS (Cost* $107,602,677)—100.0%		$142,681,993
Other assets in excess of liabilities — 0.0%		21,631

NET ASSETS—100%		$142,703,624

+	Variable rate security. Rates presented are the rates in effect at September 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	135,000	12/2010
Everence Community Investment, Inc.	1.00%	453,000	12/2012
Everence Community Investment, Inc.	1.50%	230,000	12/2010
Everence Community Investment, Inc.	1.50%	166,000	12/2012
Everence Community Investment, Inc.	1.50%	175,000	9/2011

At September 30, 2013, these securities had an aggregate market value of $1,161,548, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%
AEROSPACE & DEFENSE—1.9%
Hexcel Corp.(a)	36,100	$1,400,680

AUTOMOBILES—1.5%
Thor Industries, Inc.	19,190	1,113,788

BIOTECHNOLOGY—1.1%
Exact Sciences Corp.(a)	67,150	793,041

BUILDING PRODUCTS—1.0%
Armstrong World Industries, Inc.(a)	13,747	755,535

CAPITAL MARKETS—1.7%
Evercore Partners, Inc., Class A	7,465	367,502
HFF, Inc., Class A	35,830	897,541

		1,265,043

CHEMICALS—1.1%
PolyOne Corp.	25,840	793,546

COMMERCIAL BANKS—10.3%
BancorpSouth, Inc.	52,128	1,039,432
Columbia Banking System, Inc.	38,800	958,360
Community Bank System, Inc.	29,265	998,522
First Horizon National Corp.	86,600	951,734
Hancock Holding Co.	21,890	686,908
Home Bancshares, Inc.	35,980	1,092,713
Prosperity Bancshares, Inc.	14,830	917,087
Texas Capital Bancshares, Inc.(a)	20,140	925,836

		7,570,592

COMMUNICATIONS EQUIPMENT—4.3%
Ciena Corp.(a)	45,200	1,129,096
Infinera Corp.(a)	73,910	835,922
Ixia(a)	54,120	848,061
Sonus Networks, Inc.(a)	96,280	325,426

		3,138,505

CONSTRUCTION & ENGINEERING—0.2%
Primoris Services Corp.	5,525	140,722

CONSTRUCTION MATERIALS—0.7%
Headwaters, Inc.(a)	59,590	535,714

CONTAINERS & PACKAGING—1.0%
Greif, Inc., Class A	14,950	732,999

DISTRIBUTORS—1.2%
Pool Corp.	16,315	915,761

DIVERSIFIED FINANCIAL SERVICES—0.9%
MarketAxess Holdings, Inc.	11,370	682,655

ELECTRICAL EQUIPMENT—3.0%
Belden, Inc.	18,655	1,194,853

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
ELECTRICAL EQUIPMENT—3.0%, continued
Franklin Electric Co., Inc.	26,530	$1,045,282

		2,240,135

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
OSI Systems, Inc.(a)	9,890	736,508

ENERGY EQUIPMENT & SERVICES—0.8%
Atwood Oceanics, Inc.(a)	10,855	597,459

FOOD & STAPLES RETAILING—1.5%
Casey’s General Stores, Inc.	15,000	1,102,500

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
Align Technology, Inc.(a)	4,720	227,126
Cyberonics, Inc.(a)	16,880	856,491
DexCom, Inc.(a)	35,590	1,004,706
Endologix, Inc.(a)	54,090	872,472
Spectranetics Corp.(a)	34,572	580,118

		3,540,913

HEALTH CARE PROVIDERS & SERVICES—3.7%
MWI Veterinary Supply, Inc.(a)	10,155	1,516,751
Team Health Holdings, Inc.(a)	31,775	1,205,543

		2,722,294

HOTELS, RESTAURANTS & LEISURE—1.2%
Bloomin’ Brands, Inc.(a)	21,555	508,913
Orient-Express Hotels Ltd., Class A(a)	28,854	374,525

		883,438

HOUSEHOLD DURABLES—1.0%
Ethan Allen Interiors, Inc.	27,260	759,736

INDUSTRIAL CONGLOMERATES—0.8%
Raven Industries, Inc.	18,550	606,771

INSURANCE—2.6%
AmTrust Financial Services, Inc.	27,012	1,055,089
Endurance Specialty Holdings Ltd.	16,340	877,785

		1,932,874

INTERNET SOFTWARE & SERVICES—1.0%
LogMeIn, Inc.(a)	22,845	709,337

IT SERVICES—3.5%
Acxiom Corp.(a)	40,070	1,137,587
Euronet Worldwide, Inc.(a)	19,450	774,110
Sapient Corp.(a)	41,510	646,311

		2,558,008

LEISURE EQUIPMENT & PRODUCTS—0.8%
Arctic Cat, Inc.	10,740	612,717

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
MACHINERY—6.2%
Actuant Corp., Class A	29,785	$1,156,849
Chart Industries, Inc.(a)	6,955	855,743
Manitowoc Co., Inc.	41,760	817,661
Middleby Corp.(a)	6,360	1,328,668
Trimas Corp.(a)	10,251	382,362

		4,541,283

MARINE—0.1%
Diana Shipping, Inc.(a)	4,625	55,824

MEDIA—2.1%
Cinemark Holdings, Inc.	28,125	892,687
Loral Space & Communications, Inc.	9,800	663,754

		1,556,441

METALS & MINING—2.1%
Carpenter Technology Corp.	11,555	671,461
Commercial Metals Co.	50,430	854,789

		1,526,250

OIL, GAS & CONSUMABLE FUELS—5.8%
Approach Resources, Inc.(a)	29,800	783,144
Athlon Energy, Inc.(a)	19,274	630,260
Gulfport Energy Corp.(a)	7,475	480,941
Halcon Resources Corp.(a)	102,790	455,360
Kodiak Oil & Gas Corp.(a)	60,445	728,967
Oasis Petroleum, Inc.(a)	19,960	980,635
Sanchez Energy Corp.(a)	7,513	198,418

		4,257,725

PHARMACEUTICALS—1.8%
Akorn, Inc.(a)	69,317	1,364,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Rambus, Inc.(a)	72,135	678,069

SOFTWARE—9.1%
ACI Worldwide, Inc.(a)	18,940	1,023,896
Allot Communications Ltd.(a)	36,435	460,174
Aspen Technology, Inc.(a)	27,650	955,308
Bottomline Technologies de, Inc.(a)	31,200	869,856
Interactive Intelligence Group, Inc.(a)	19,690	1,250,118
Mentor Graphics Corp.	28,130	657,398
NICE Systems Ltd., ADR	23,140	957,302
Pegasystems, Inc.	13,290	529,075

		6,703,127

SPECIALTY RETAIL—7.7%
CST Brands, Inc.	24,560	731,888
DSW, Inc., Class A	11,325	966,249
Francesca’s Holdings Corp.(a)	23,210	432,635
Genesco, Inc.(a)	8,030	526,607
Group 1 Automotive, Inc.	11,490	892,543
Guess?, Inc.	25,210	752,519
Select Comfort Corp.(a)	25,235	614,472

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.1%, continued
SPECIALTY RETAIL—7.7%, continued
Sonic Automotive, Inc., Class A	31,735	$755,293

		5,672,206

TEXTILES, APPAREL & LUXURY GOODS—4.8%
Fifth & Pacific Cos., Inc.(a)	53,980	1,356,517
Oxford Industries, Inc.	12,285	835,134
Skechers U.S.A., Inc., Class A(a)	17,100	531,981
Wolverine World Wide, Inc.	14,050	818,132

		3,541,764

THRIFTS & MORTGAGE FINANCE—1.2%
Capitol Federal Financial, Inc.	71,455	888,186

TRADING COMPANIES & DISTRIBUTORS—3.7%
Applied Industrial Technologies, Inc.	18,520	953,780
Beacon Roofing Supply, Inc.(a)	22,980	847,272
WESCO International, Inc.(a)	12,145	929,457

		2,730,509

TOTAL COMMON STOCKS		72,356,814

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 11/30/13+(b)	280,000	280,088
Everence Community Investment, Inc., 1.50%, 11/30/13+(b)	195,000	195,231
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	276,857

TOTAL CORPORATE NOTES		752,176

SHORT TERM INVESTMENT—1.6%
INVESTMENT COMPANY—1.6%
JPMorgan U.S. Government Money Market Fund, Premier Shares	1,189,233	1,189,233

TOTAL INVESTMENTS (Cost* $50,963,355)—100.7%		$74,298,223
Liabilities in excess of other assets — (0.7)%		(519,961)

NET ASSETS—100%		$73,778,262

+	Variable rate security. Rates presented are the rates in effect at September 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	280,000	12/2010
Everence Community Investment, Inc.	1.50%	195,000	12/2010
Everence Community Investment, Inc.	1.50%	275,000	9/2011

At September 30, 2013, these securities had an aggregate market value of $752,176, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

ADR   —   American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
FIXED INCOME FUND — 68.8%
Praxis Intermediate Income Fund, Class I (a)	1,201,577	$12,400,271

EQUITY FUND — 31.3%
Praxis Growth Index Fund, Class I (a)	134,931	1,875,545
Praxis International Index Fund, Class I (a)	137,837	1,427,993
Praxis Small Cap Fund, Class I (a)	34,688	499,503
Praxis Value Index Fund, Class I (a)	175,514	1,832,364

		5,635,405

TOTAL MUTUAL FUNDS		18,035,676

TOTAL INVESTMENTS (Cost* $16,900,041)—100.1%		$18,035,676
Liabilities in excess of other assets — (0.1)%		(13,472)

NET ASSETS—100%		$18,022,204

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
FIXED INCOME FUND — 38.5%
Praxis Intermediate Income Fund, Class I (a)	1,889,897	$19,503,735

EQUITY FUND — 61.6%
Praxis Growth Index Fund, Class I (a)	649,010	9,021,243
Praxis International Index Fund, Class I (a)	757,837	7,851,189
Praxis Small Cap Fund, Class I (a)	381,053	5,487,170
Praxis Value Index Fund, Class I (a)	845,100	8,822,840
		31,182,442

TOTAL MUTUAL FUNDS		50,686,177

TOTAL INVESTMENTS (Cost* $43,486,617)—100.1%		$50,686,177
Liabilities in excess of other assets — (0.1)%		(48,098)

NET ASSETS—100%		$50,638,079

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
FIXED INCOME FUND — 19.0%
Praxis Intermediate Income Fund, Class I (a)	784,397	$8,094,982

EQUITY FUND — 81.1%
Praxis Growth Index Fund, Class I (a)	692,479	9,625,451
Praxis International Index Fund, Class I (a)	838,527	8,687,139
Praxis Small Cap Fund, Class I (a)	474,148	6,827,738
Praxis Value Index Fund, Class I (a)	901,568	9,412,368

		34,552,696

TOTAL MUTUAL FUNDS		42,647,678

TOTAL INVESTMENTS (Cost* $34,571,293)—100.1%		$42,647,678
Liabilities in excess of other assets — (0.1)%		(46,870)

NET ASSETS—100%		$42,600,808

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

September 30, 2013 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2013, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2013, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2013, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$18,576,699	$—	$18,576,699
Commercial Mortgage Backed Securities	—	15,469,351	—	15,469,351
Corporate Bonds	—	130,149,621	—	130,149,621
Corporate Notes	—	—	3,687,300	3,687,300
Foreign Bonds	—	3,179,076	—	3,179,076
Investment Companies	3,945,210	—	—	3,945,210
Municipal Bonds	—	12,974,298	—	12,974,298
Short Term Investment	11,602,610	—	—	11,602,610
U.S. Government Agencies	—	150,560,538	—	150,560,538

Total Investments	$15,547,820	$330,909,583	$3,687,300	$350,144,703

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$3,689,419
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(2,119)

Balance as of September 30, 2013	$3,687,300

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$3,687,300	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$3,687,300

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$162,970,033	$—	$—	$162,970,033
Corporate Notes	—	—	1,210,079	1,210,079
Short Term Investment	1,212,547	—	—	1,212,547
Rights	—	38,648	—	38,648

Total Investments	$164,182,580	$38,648	$1,210,079	$165,431,307

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,210,228
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(149)

Balance as of September 30, 2013	$1,210,079

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,210,079	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,210,079

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$100,960,107	$—	$—	$100,960,107
Corporate Notes	—	—	1,131,716	1,131,716
Short Term Investment	661,959	—	—	661,959

Total Investments	$101,622,066	$—	$1,131,716	$102,753,782

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,131,618
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	98

Balance as of September 30, 2013	$1,131,716

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,131,716	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,131,716

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$141,304,754	$—	$—	$141,304,754
Corporate Notes	—	—	1,161,548	1,161,548
Short Term Investment	215,691	—	—	215,691

Total Investments	$141,520,445	$—	$1,161,548	$142,681,993

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,162,654
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,106)

Balance as of September 30, 2013	$1,161,548

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$1,161,548	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,161,548

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$72,356,814	$—	$—	$72,356,814
Corporate Notes	—	—	752,176	752,176
Short Term Investment	1,189,233	—	—	1,189,233

Total Investments	$73,546,047	$—	$752,176	$74,298,223

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$752,853
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(677)

Balance as of September 30, 2013	$752,176

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate Notes	$752,176	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$752,176

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$18,035,676	$—	$—	$18,035,676

Total Investments	$18,035,676	$—	$—	$18,035,676

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013 and the Portfolio held no Level 3 securities as of September 30, 2013.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$50,686,177	$—	$—	$50,686,177

Total Investments	$50,686,177	$—	$—	$50,686,177

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013 and the Portfolio held no Level 3 securities as of September 30, 2013.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$42,647,678	$—	$—	$42,647,678

Total Investments	$42,647,678	$—	$—	$42,647,678

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2013 and the Portfolio held no Level 3 securities as of September 30, 2013.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2013:

	Intermediate Income Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$342,575,708	$147,859,828	$80,547,263

Gross unrealized appreciation	11,864,031	26,088,526	22,836,773
Gross unrealized depreciation	(4,295,036)	(8,517,047)	(630,254)

Net unrealized appreciation (depreciation)	7,568,995	17,571,479	22,206,519

	Growth Index Fund	Small Cap Fund
Tax cost of portfolio investments	$107,602,677	$50,963,355

Gross unrealized appreciation	35,390,589	23,883,450
Gross unrealized depreciation	(311,273)	(548,582)

Net unrealized appreciation (depreciation)	35,079,316	23,334,868

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$16,900,041	$43,486,617	$34,571,293

Gross unrealized appreciation	1,236,380	7,389,565	8,174,098
Gross unrealized depreciation	(100,745)	(190,005)	(97,713)

Net unrealized appreciation (depreciation)	1,135,635	7,199,560	8,076,385

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2013 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
November 25, 2013

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 25, 2013